Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS
Voya Multi-Manager Emerging Markets Equity Fund
(the “Fund”)

Supplement dated June 17, 2019
to the Fund’s Class A, Class C, Class I, Class P, Class R, and Class W shares Prospectus,
Class P3 shares Prospectus, and Summary Prospectuses
each dated February 28, 2019
(the “Prospectus” and collectively the “Prospectuses”)

On May 23, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s portfolio managers, management fee, sub-advisory fee and expense limits effective August 9, 2019. Currently, Delaware Investments Fund Advisers (“DIFA”), JPMorgan, and Van Eck Associates Corporation (“VanEck”) each manage a portion of the Fund’s assets. From close of business August 9, 2019 through the close of business on August 23, 2019, the Fund will be in a “transition period” during which time Voya IM will sell a portion of the Fund’s assets currently managed by JPMorgan. Voya IM may hold a large portion of the Fund’s assets in temporary investments. During this time, the portion of the Fund managed by Voya IM may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund and the Fund’s investment adviser or an affiliate of the Fund’s investment adviser.

Effective on or about August 9, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investments

Class		A	C	I	P	R	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None	0.50	None
Other Expenses	%	0.43	0.43	0.23	0.89	0.43	0.43
Total Annual Fund Operating Expenses	%	1.68	2.43	1.23	1.89	1.93	1.43
Waivers and Reimbursements[3]	%	(0.18)	(0.18)	(0.08)	(1.74)	(0.18)	(0.18)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.50	2.25	1.15	0.15	1.75	1.25

1       A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2       Expense information has been restated to reflect current contractual rates.

3       The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 1.35%, 0.15%, 1.85%, and 1.35% for Class A, Class C, Class I, Class P, Class R, and Class W shares, respectively, through March 1, 2021. In addition, the adviser is contractually obligated to further limit expenses to 1.50%, 2.25%, 1.15%, 1.75% and 1.25% for Class A, Class C, Class I, Class R, and Class W shares respectively, through March 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through March 1, 2021. Termination or modification of these obligations require approval by the Fund’s board

2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investments

Class		P3
Management Fees	%	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.22
Total Annual Fund Operating Expenses	%	1.22
Waivers and Reimbursements[2]	%	(1.22)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.00

1       Expense information has been restated to reflect current contractual rates.

2       The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through March 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

3.	The table in the section entitled “Expense Example” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$719	1,058	1,419	2,434
C	Sold	$328	740	1,279	2,753
	Held	$228	740	1,279	2,753
I	Sold or Held	$117	382	668	1,482
P	Sold or Held	$15	424	859	2,069
R	Sold or Held	$178	589	1,025	2,239
W	Sold or Held	$127	435	765	1,698

4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	266	552	1,369

5.
The eighth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Delaware Investments Fund Advisers (“DIFA”), Van Eck Associates Corporation (“VanEck”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund Assets allocated to each Sub-Adviser.

6.
Paragraphs fourteen through seventeen regarding J.P. Morgan Investment Management Inc. in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted and replaced with the following:

Voya Investment Management Co. LLC
Voya IM employs a “passive management” approach designed to track the performance of the FTSE Emerging Plus Korea Select Factor Index (“Index”). The Index is designed to capture risk premium through exposure to five factors that contribute to emerging market equity performance. These five factors include Momentum, Quality, Size, Value and Low Volatility. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of December 31, 2018, a portion of the Index was focused in the energy sector.

Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

7.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

8.
The third paragraph in the section entitled “Performance Information” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted in its entirety and replaced with the following:

On August 9, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as sub-adviser. On August 24, 2015, Van Eck Associates Corporation was added as an additional sub-adviser. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.

9.
The second paragraph in the section entitled “Performance Information” of the Fund’s Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

On August 9, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as sub-adviser. On August 24, 2015, Van Eck Associates Corporation was added as an additional sub-adviser. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-018

Class A, C, I, P, R and W Shares | Voya Multi-Manager Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS
Voya Multi-Manager Emerging Markets Equity Fund
(the “Fund”)

Supplement dated June 17, 2019
to the Fund’s Class A, Class C, Class I, Class P, Class R, and Class W shares Prospectus, and Summary Prospectuses
each dated February 28, 2019
(the “Prospectus” and collectively the “Prospectuses”)

On May 23, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s portfolio managers, management fee, sub-advisory fee and expense limits effective August 9, 2019. Currently, Delaware Investments Fund Advisers (“DIFA”), JPMorgan, and Van Eck Associates Corporation (“VanEck”) each manage a portion of the Fund’s assets. From close of business August 9, 2019 through the close of business on August 23, 2019, the Fund will be in a “transition period” during which time Voya IM will sell a portion of the Fund’s assets currently managed by JPMorgan. Voya IM may hold a large portion of the Fund’s assets in temporary investments. During this time, the portion of the Fund managed by Voya IM may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund and the Fund’s investment adviser or an affiliate of the Fund’s investment adviser.

Effective on or about August 9, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investments

Class		A	C	I	P	R	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None	0.50	None
Other Expenses	%	0.43	0.43	0.23	0.89	0.43	0.43
Total Annual Fund Operating Expenses	%	1.68	2.43	1.23	1.89	1.93	1.43
Waivers and Reimbursements[3]	%	(0.18)	(0.18)	(0.08)	(1.74)	(0.18)	(0.18)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.50	2.25	1.15	0.15	1.75	1.25

1       A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2       Expense information has been restated to reflect current contractual rates.

3       The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 1.35%, 0.15%, 1.85%, and 1.35% for Class A, Class C, Class I, Class P, Class R, and Class W shares, respectively, through March 1, 2021. In addition, the adviser is contractually obligated to further limit expenses to 1.50%, 2.25%, 1.15%, 1.75% and 1.25% for Class A, Class C, Class I, Class R, and Class W shares respectively, through March 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through March 1, 2021. Termination or modification of these obligations require approval by the Fund’s board

3.	The table in the section entitled “Expense Example” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$719	1,058	1,419	2,434
C	Sold	$328	740	1,279	2,753
	Held	$228	740	1,279	2,753
I	Sold or Held	$117	382	668	1,482
P	Sold or Held	$15	424	859	2,069
R	Sold or Held	$178	589	1,025	2,239
W	Sold or Held	$127	435	765	1,698

5.
The eighth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Delaware Investments Fund Advisers (“DIFA”), Van Eck Associates Corporation (“VanEck”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund Assets allocated to each Sub-Adviser.

6.
Paragraphs fourteen through seventeen regarding J.P. Morgan Investment Management Inc. in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted and replaced with the following:

Voya Investment Management Co. LLC
Voya IM employs a “passive management” approach designed to track the performance of the FTSE Emerging Plus Korea Select Factor Index (“Index”). The Index is designed to capture risk premium through exposure to five factors that contribute to emerging market equity performance. These five factors include Momentum, Quality, Size, Value and Low Volatility. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of December 31, 2018, a portion of the Index was focused in the energy sector.

Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

7.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

8.
The third paragraph in the section entitled “Performance Information” of the Fund’s Class A, Class C, Class I, Class P, Class R and Class W shares Prospectuses is deleted in its entirety and replaced with the following:

On August 9, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as sub-adviser. On August 24, 2015, Van Eck Associates Corporation was added as an additional sub-adviser. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.

Class P3 Shares | Voya Multi-Manager Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS
Voya Multi-Manager Emerging Markets Equity Fund
(the “Fund”)

Supplement dated June 17, 2019
to the Fund’s
Class P3 shares Prospectus, and Summary Prospectuses
each dated February 28, 2019
(the “Prospectus” and collectively the “Prospectuses”)

On May 23, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of J.P. Morgan Investment Management Inc. (“JPMorgan”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s portfolio managers, management fee, sub-advisory fee and expense limits effective August 9, 2019. Currently, Delaware Investments Fund Advisers (“DIFA”), JPMorgan, and Van Eck Associates Corporation (“VanEck”) each manage a portion of the Fund’s assets. From close of business August 9, 2019 through the close of business on August 23, 2019, the Fund will be in a “transition period” during which time Voya IM will sell a portion of the Fund’s assets currently managed by JPMorgan. Voya IM may hold a large portion of the Fund’s assets in temporary investments. During this time, the portion of the Fund managed by Voya IM may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund and the Fund’s investment adviser or an affiliate of the Fund’s investment adviser.

Effective on or about August 9, 2019, the Fund’s Prospectuses are revised as follows:

2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investments

Class		P3
Management Fees	%	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.22
Total Annual Fund Operating Expenses	%	1.22
Waivers and Reimbursements[2]	%	(1.22)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.00

1       Expense information has been restated to reflect current contractual rates.

2       The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through March 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	266	552	1,369

5.
The eighth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Delaware Investments Fund Advisers (“DIFA”), Van Eck Associates Corporation (“VanEck”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund Assets allocated to each Sub-Adviser.

6.
Paragraphs fourteen through seventeen regarding J.P. Morgan Investment Management Inc. in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted and replaced with the following:

Voya Investment Management Co. LLC
Voya IM employs a “passive management” approach designed to track the performance of the FTSE Emerging Plus Korea Select Factor Index (“Index”). The Index is designed to capture risk premium through exposure to five factors that contribute to emerging market equity performance. These five factors include Momentum, Quality, Size, Value and Low Volatility. As a result of the five factor selection process, the Index may be focused in one or more industries, which may change from time to time. As of December 31, 2018, a portion of the Index was focused in the energy sector.

Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

7.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

9.
The second paragraph in the section entitled “Performance Information” of the Fund’s Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

On August 9, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as sub-adviser. On August 24, 2015, Van Eck Associates Corporation was added as an additional sub-adviser. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-018